EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 7 – EARNINGS PER SHARE

Basic earnings (loss) per share is computed using the weighted average number of common shares outstanding during the year. The dilutive effect of potential common shares outstanding is included in diluted earnings (loss) per share. The following table sets forth the computation of basic and diluted earnings (loss) per share for the years ended December 31, 2024 and 2023:

	For the Year Ended December 31,
	2024	2023
Earnings (loss) attributable to common shareholders	$454,590	$(250,009)
Weighted average common shares outstanding – Basic and diluted	45,512,323	45,000,000
Earnings (loss) per shares – basic and diluted	$0.01	$(0.01)